SUMMARY OF COMPOSITION OF FAIR VALUE IMPACT OF ISSUANCE OF SENIOR CONVERTIBLE PREFERRED SHARES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Senior Convertible Preferred Shares And Warrants
Fair value impact of the warrants		¥ (11,776)	¥ 204,687	¥ 424,513
Fair value impact of the forward contracts			38,046	(294,156)
Gain from the TDR of the 2024 Notes (Note 11)				55,874
Fair value impact of issuance of senior convertible preferred shares	$ (1,631)	¥ (11,776)	¥ 242,733	¥ 186,231